Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The Company’s assets and liabilities measured at fair value on a recurring basis as of March 30, 2013 and December 29, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$20,000	$—	$—	$20,000

Balance at March 30, 2013	$20,000	$—	$—	$20,000

Recurring fair value measurements:
Interest rate swap derivative liability	$—	$(2,034)	$—	$(2,034)

Balance at December 29, 2012	$—	$(2,034)	$—	$(2,034)

Description	Level 1	Level 2	Level 3	Total
Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$10,930	$10,930

Balance at March 30, 2013	$—	$—	$10,930	$10,930

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$23,400	$23,400
Property and equipment	—	—	3,361	3,361
Contingent consideration payable for business acquisitions	—	—	5,500	5,500

Balance at December 29, 2012	$—	$—	$32,261	$32,261

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 29, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Interest rate swap derivative liability	$—	$(2,034)	$—	$(2,034)

Balance at December 29, 2012	$—	$(2,034)	$—	$(2,034)

Money market funds	$64,400	$—	$—	$64,400
Interest rate swap derivative liability	—	(29,685)	—	(29,685)

Balance at December 31, 2011	$64,400	$(29,685)	$—	$34,715

Description	Level 1	Level 2	Level 3	Total
Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$23,400	$23,400
Property and equipment	—	—	3,361	3,361
Contingent consideration payable for business acquisitions	—	—	5,500	5,500

Balance at December 29, 2012	$—	$—	$32,261	$32,261

Assets held for sale	$—	$—	$32,300	$32,300

Balance at December 31, 2011	$—	$—	$32,300	$32,300

Effect of Interest Rate Swap Derivative Financial Instruments in Other Comprehensive Loss

The effect of the Company’s interest rate swap derivative financial instruments in the consolidated statement of other comprehensive loss for the 13-weeks ended March 30, 2013 and March 31, 2012, is as follows (in thousands):

Effect of Interest Rate Swap Derivative Instruments in the Consolidated Statements of Comprehensive Income (Loss)
Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	Location of Loss Reclassified From Accumulated Other Comprehensive Loss	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Income Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)

For the 13-weeks ended March 30, 2013:

Interest rate swap derivative	$(255)	Interest expense — net	$(797)	Interest expense — net	$645

For the 13-weeks ended March 31, 2012:

Interest rate swap derivative	$(1,267)	Interest expense — net	$(5,126)	Interest expense — net	$—

The effect of the Company’s interest rate swap derivative financial instruments in the consolidated statements of other comprehensive loss for the fiscal years ended December 29, 2012 and December 31, 2011, is as follows (in thousands):

Effect of Interest Rate Swap Derivative Instruments in the Consolidated Statements of Comprehensive Income (Loss)
Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	Location of Loss Reclassified From Accumulated Other Comprehensive Loss	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)

For the year ended December 29, 2012:

Interest rate swap derivative	$(1,479)	Interest expense — net	$(19,049)	Interest expense — net	$645

For the year ended December 31, 2011:

Interest rate swap derivative	$(5,913)	Interest expense — net	$(23,419)	Interest expense — net	$—